Public Offering - Additional Information (Details) - Initial Public Offering - $ / shares		5 Months Ended
	Mar. 26, 2021	Jun. 30, 2021
Public Offering Details [Line Items]
Sale of stock in shares	35,000,000	35,000,000
Sale price per share	$ 10.00	$ 10.00
Class A Common Stock
Public Offering Details [Line Items]
Description of sale of stock		Each Unit consists of one share of Class A common stock and one-third of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 8).
Warrant price per share		$ 11.50